OMB APPROVAL

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498

811-08910

WB CAPITAL MUTUAL FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer

WB CAPITAL MUTUAL FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER	JOHN C. MILES, ESQ.
WB CAPITAL MUTUAL FUNDS, INC.	DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 12/31/2008

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

Institutional Money Market Fund
12/31/2008

			% of
Principal	Description	Amortized Cost	Net Assets

Govt & Agency Sec
	FFCB
1,000,000	FFCB Variable	1,000,000.00	1.59
	Var Due 11/04/10
	31331GDY2
1,000,000	FFCB Variable	1,001,329.31	1.60
	Var Due 02/11/10
	31331SPG2
2,000,000	Total FFCB	2,001,329.31	3.19

	FHLB
605,000	FHLB	610,200.40	0.97
	4.080% Due 05/08/09
	3133X74V3
500,000	FHLB	505,810.99	0.81
	5.250% Due 06/12/09
	3133XFLG9
500,000	FHLB	500,566.25	0.80
	5.250% Due 01/16/09
	3133XLRX3
2,000,000	FHLB	2,000,678.60	3.19
	2.560% Due 02/13/09
	3133XPMB7
1,000,000	FHLB	999,970.64	1.59
	2.260% Due 03/25/09
	3133XQEN8
2,000,000	FHLB	2,000,046.66	3.19
	2.220% Due 01/02/09
	3133XQLH3
1,000,000	FHLB	999,653.36	1.59
	2.320% Due 04/28/09
	3133XQTN2
785,000	FHLB	788,091.00	1.26
	2.750% Due 05/07/09
	3133XR2H2
2,000,000	FHLB	2,001,224.80	3.19
	2.600% Due 05/14/09
	3133XR3B4
2,000,000	FHLB	2,003,698.20	3.20
	2.300% Due 03/04/09
	3133XRBW9
1,000,000	FHLB	1,000,070.72	1.59
	3.400% Due 10/02/09
	3133XSC48

500,000	FHLB	500,110.96	0.80
	3.250% Due 02/02/09
	3133XSDC9
400,000	FHLB	400,003.46	0.64
	3.800% Due 10/02/09
	3133XSE53
1,000,000	FHLB	1,001,092.84	1.60
	3.580% Due 03/30/09
	3133XSED6
1,000,000	FHLB	1,000,208.46	1.60
	3.250% Due 01/15/09
	3133XSF52
500,000	FHLB	500,114.44	0.80
	4.000% Due 10/06/09
	3133XSG77
1,000,000	FHLB DN	998,333.56	1.59
	0.000% Due 01/26/09
	313385BB1
1,000,000	FHLB Variable	999,014.05	1.59
	Var Due 01/08/10
	3133XRSX9
18,790,000	Total FHLB	18,808,889.39	30.00

	FHLMC
2,000,000	FHLMC	1,999,448.88	3.19
	2.265% Due 04/14/09
	3128X7JW5
1,000,000	FHLMC	998,383.02	1.59
	2.500% Due 04/21/09
	3128X7LH5
1,000,000	FHLMC	1,006,377.20	1.60
	5.750% Due 03/15/09
	3134A3EM4
650,000	FHLMC	651,664.61	1.04
	4.875% Due 02/17/09
	3137EAAA7
1,040,000	FHLMC	1,041,052.06	1.66
	5.000% Due 01/16/09
	3137EAAL3
1,000,000	FHLMC DN	996,099.85	1.59
	0.000% Due 02/24/09
	313397CG4
1,000,000	FHLMC Variable	999,404.01	1.59
	Var Due 10/08/09
	3128X7JB1
7,690,000	Total FHLMC	7,692,429.63	12.27

	FNMA
450,000	FNMA	450,669.34	0.72
	5.000% Due 01/23/09
	31359ME74
3,000,000	FNMA	3,057,781.08	4.88
	6.375% Due 06/15/09
	31359MEV1
896,000	FNMA	896,789.18	1.43
	3.250% Due 02/15/09
	31359MTZ6
1,000,000	FNMA DN	999,152.53	1.59
	0.000% Due 01/15/09
	313589AQ6
2,000,000	FNMA Variable	1,994,263.00	3.18
	Var Due 02/12/10
	31398ATK8
7,346,000	Total FNMA	7,398,655.13	11.80

35,826,000	Total Govt & Agency Sec	35,901,303.46	57.25

Repurchase Agreement
6,000,000	Banc America Repo WB	6,000,000.00	9.57
	0.08% due 1/ 2/09
4,594,268	Morgan Repo WB Cap	4,594,268.00	7.33
	0.03% due 1/ 2/09
10,594,268	Total Repurchase Agreement	10,594,268.00	16.90

Short-Term Invest
	Cert of Deposit
3,000,000	CDARS West Bank	3,000,000.00	4.78
	1.050% Due 01/08/09
	9292429D9
2,000,000	CDARS West Bank	2,000,000.00	3.19
	1.250% Due 02/19/09
	9292429A5
2,000,000	CDARS West Bank	2,000,000.00	3.19
	1.900% Due 05/21/09
	9292429B3
3,000,000	CDARS West Bank	3,000,000.00	4.78
	3.000% Due 12/03/09
	9292429C1
10,000,000	Total Cert of Deposit	10,000,000.00	15.95

	Money Market Fund
3,000,000	Federated Govt I #5	3,000,000.00	4.78
	60934N104
3,000,000	Goldman Sachs Gov465	3,000,000.00	4.78
	38141W273
6,000,000	Total Money Market Fund	6,000,000.00	9.57

16,000,000	Total Short-Term Invest	16,000,000.00	25.52

62,420,268	TOTAL PORTFOLIO	62,495,571.46	99.67

12/31/2008
WBMUNI - WB Capital Municipal Bond Fund

Principal	Description	Market Value	% of Net Assets

Altern Min Tax Paper
Rev Bond - Other
200,000	Virginia Port Auth	187,150.00	1.70
	5.000% Due 07/01/17
	928077FL5
Total	Rev Bond - Other	187,150.00	1.70

TOTAL ALTERN MIN TAX PAPER		187,150.00	1.70

Municipal Bonds
G/O Co/City/SD Bonds
200,000	Beaufort County, SC	191,778.00	1.74
	4.250% Due 03/01/22
	074347RN7
100,000	Calcasieu Parish, LA	98,540.00	0.90
	4.000% Due 02/15/14
	128492DG7
125,000	Clark County, WA SD	128,703.75	1.17
	5.250% Due 12/01/14
	181234F83
200,000	Decatur, AL G.O.	184,750.00	1.68
	4.250% Due 10/01/22
	242811M53
300,000	DeKalb County, IL	305,163.00	2.77
	5.000% Due 12/01/20
	676873DX7
170,000	DesMoines Area XI IA	167,030.10	1.52
	4.000% Due 06/01/12
	250097TY8
200,000	DuPage County, IL	224,270.00	2.04
	5.000% Due 11/01/13
	263493RQ3
40,000	DuPage County, IL	42,963.20	0.39
	5.000% Due 11/01/16
	263493SN9
200,000	Evanston, IL	206,902.00	1.88
	5.000% Due 12/01/23
	299227K56
290,000	Evergreen, CO G.O.	299,152.40	2.72
	5.000% Due 12/01/19
	300223DD3

200,000	Fargo, ND Sales Tax	205,748.00	1.87
	5.000% Due 07/01/12
	307490EF5
200,000	Germantown, WI	207,226.00	1.88
	3.750% Due 03/01/13
	374118QX8
30,000	Kendall County, IL	34,912.20	0.32
	5.250% Due 01/01/16
	488575GJ4
270,000	Kendall County, IL	272,516.40	2.48
	5.250% Due 01/01/23
	488575GR6
200,000	King County, WA	202,390.00	1.84
	4.000% Due 12/01/12
	494791NB8
200,000	Kronewetter, WI	200,362.00	1.82
	4.750% Due 03/01/11
	50105RBV0
175,000	Ledgeview, WI G.O.	178,762.50	1.62
	4.125% Due 04/01/14
	523294BU9
500,000	Memphis, TN	552,455.00	5.02
	5.000% Due 11/01/14
	586145KB9
290,000	Montgomery, AL G.O	293,242.20	2.66
	5.000% Due 01/01/23
	613035ZU1
245,000	New York, NY Ser G	253,685.25	2.30
	5.000% Due 12/01/17
	64966DWT2
290,000	Plano, TX G.O.	307,426.10	2.79
	4.750% Due 09/01/19
	727177DN4
200,000	San Diego, CA SD	187,658.00	1.70
	4.500% Due 07/01/24
	797355YU2
200,000	Seattle, WA G.O.	204,070.00	1.85
	5.000% Due 08/01/23
	812626PU7
Total	G/O Co/City/SD Bonds	4,949,706.10	44.96

G/O State Bonds
200,000	California State	203,774.00	1.85
	5.000% Due 09/01/18
	13062TFD1
5,000	California State	5,125.35	0.05
	5.000% Due 12/01/17
	13063ASD7
200,000	North Carolina State	212,774.00	1.93
	5.00% Due 03/01/19
	658268AX5
490,000	Texas State	524,937.00	4.77
	5.250% Due 10/15/12
	882756VX4
465,000	WA State Series R03A	492,862.80	4.48
	5.000% Due 01/01/15
	93974ANG5
Total	G/O State Bonds	1,439,473.15	13.08

Rev Bond - Education
200,000	Avon, IN Revenue	195,986.00	1.78
	4.250% Due 07/15/18
	054071FY6
200,000	Blooming Pra. SD, MN	201,324.00	1.83
	4.750% Due 01/01/24
	094311DM6
160,000	Iowa Higher Ed	137,920.00	1.25
	4.200% Due 10/01/15
	462460YJ9
100,000	Ohio State Higher Ed	103,417.00	0.94
	5.000% Due 10/01/11
	67756BRZ5
300,000	Ohio State Univ	316,746.00	2.88
	5.250% Due 06/01/19
	677632FM8
Total	Rev Bond - Education	955,393.00	8.68

Rev Bond - Hospital
100,000	Maricopa Co., AZ IDA	89,855.00	0.82
	4.125% Due 07/01/15
	566816HK3
Total	Rev Bond - Hospital	89,855.00	0.82

Rev Bond - Housing
200,000	Alaska Hsg Fin Corp	187,792.00	1.71
	4.300% Due 06/01/15
	01170PBF2

235,000	Texas State Hsg Rev	228,744.30	2.08
	4.300% Due 09/01/16
	88275FLH0
Total	Rev Bond - Housing	416,536.30	3.78

Rev Bond - Other
75,000	Buckeye, OH Tobacco	68,616.00	0.62
	4.500% Due 06/01/13
	118217AH1
300,000	Collier Co., FL Rev	272,100.00	2.47
	5.000% Due 06/01/21
	19463PBZ6
215,000	MA State Spl Rev	237,170.80	2.15
	5.000% Due 06/01/14
	576004DD4
200,000	Spartanburg Co., SC	199,180.00	1.81
	4.000% Due 04/15/14
	847113AC1
Total	Rev Bond - Other	777,066.80	7.06

Rev Bond - Pub Facil
450,000	Allen County, IN	495,436.50	4.50
	5.750% Due 10/01/11
	017523CR0
200,000	Monona, WI Swr Rev	200,882.00	1.82
	4.500% Due 05/01/11
	610096AA7
Total	Rev Bond - Pub Facil	696,318.50	6.32

Rev Bond - Transport
160,000	Florida St TPK Auth	167,908.80	1.53
	5.000% Due 07/01/19
	343136E45
200,000	New York State Rev	219,764.00	2.00
	5.000% Due 04/01/16
	650014KG7
200,000	NW Pub Hwy Auth, CO	218,544.00	1.99
	5.125% Due 06/15/31
	667737AR1
Total	Rev Bond - Transport	606,216.80	5.51

Rev Bond - Utilities
40,000	Denton, TX Util Sys	41,657.60	0.38
	5.000% Due 12/01/13
	249015YH5
100,000	Minnesota St Pwr Agy	99,892.00	0.91
	4.000% Due 10/01/12
	60412PBK5
Total	Rev Bond - Utilities	141,549.60	1.29

Utilities
115,000	Wisconsin Public Pwr	120,597.05	1.10
	5.000% Due 07/01/12
	976834FH9
Total	Utilities	120,597.00	1.10

Water Utility
200,000	Chicago IL Water Rev	217,208.00	1.97
	5.000% Due 11/01/13
	167736TQ0
Total	Water Utility	217,208.00	1.97

TOTAL MUNICIPAL BONDS		10,409,920.30	94.56

Short-Term Invest
Money Market Fund
328,274.52	Federated Tax Free	328,274.52	2.98
	60934N880
Total	Total Money Markets	328,274.52	2.98

TOTAL SHORT TERM INVESTED		328,274.52	2.98

10,663,274.52	TOTAL PORTFOLIO	10,925,344.82	99.24

Institutional Reserves Fund
12/31/2008

			% of
Principal	Description	Amortized Cost	Net Assets

Govt & Agency Sec
	FFCB
500,000	FFCB	500,175.85	0.85
	2.625% Due 02/04/09
	31331YQT0
1,000,000	FFCB Variable	1,000,000.00	1.69
	Var Due 11/04/10
	31331GDY2
1,000,000	FFCB Variable	1,001,329.31	1.69
	Var Due 02/11/10
	31331SPG2
2,500,000	Total FFCB	2,501,505.16	4.23

	FHLB
2,510,000	FHLB	2,560,994.86	4.33
	3.750% Due 08/18/09
	3133X8EL2
1,000,000	FHLB	1,004,096.00	1.70
	4.000% Due 05/26/09
	3133X9N30
1,000,000	FHLB	1,005,556.34	1.70
	5.250% Due 03/13/09
	3133XFEQ5
1,000,000	FHLB	1,029,065.57	1.74
	5.000% Due 09/18/09
	3133XGNJ9
1,000,000	FHLB	1,004,295.13	1.70
	5.125% Due 06/04/09
	3133XL6B4
1,000,000	FHLB	1,000,080.08	1.69
	4.125% Due 01/07/09
	3133XNT74
2,000,000	FHLB	2,000,022.90	3.38
	2.560% Due 02/13/09
	3133XPMB7
1,000,000	FHLB	999,970.64	1.69
	2.260% Due 03/25/09
	3133XQEN8
2,000,000	FHLB	2,000,046.66	3.38
	2.220% Due 01/02/09
	3133XQLH3

1,000,000	FHLB	999,653.36	1.69
	2.320% Due 04/28/09
	3133XQTN2
1,000,000	FHLB	1,000,504.51	1.69
	2.600% Due 05/14/09
	3133XR3B4
1,000,000	FHLB	1,000,068.49	1.69
	2.700% Due 06/30/09
	3133XREU0
1,000,000	FHLB	1,000,070.72	1.69
	3.400% Due 10/02/09
	3133XSC48
3,000,000	FHLB	3,007,947.97	5.09
	3.580% Due 03/30/09
	3133XSED6
1,000,000	FHLB Variable	999,014.05	1.69
	Var Due 01/08/10
	3133XRSX9
2,000,000	FHLB Variable	1,994,881.20	3.37
	Var Due 03/02/10
	3133XS5S3
1,000,000	FHLB Variable	1,000,513.40	1.69
	Var Due 10/13/09
	3133XSGZ5
23,510,000	Total FHLB	23,606,781.88	39.93

	FHLMC
641,000	FHLMC	641,543.32	1.09
	5.250% Due 01/12/09
	3128X6GH3
1,000,000	FHLMC	999,724.44	1.69
	2.265% Due 04/14/09
	3128X7JW5
1,000,000	FHLMC	998,383.02	1.69
	2.500% Due 04/21/09
	3128X7LH5
650,000	FHLMC	650,985.84	1.10
	3.375% Due 04/15/09
	3134A4UQ5
1,500,000	FHLMC	1,503,961.68	2.54
	4.875% Due 02/17/09
	3137EAAA7
1,000,000	FHLMC Variable	999,404.01	1.69
	Var Due 10/08/09
	3128X7JB1
5,791,000	Total FHLMC	5,794,002.31	9.80

	FNMA
555,000	FNMA	555,577.43	0.94
	5.250% Due 01/15/09
	31359MEK5
1,180,000	FNMA	1,195,543.51	2.02
	5.375% Due 08/15/09
	31359MU68
2,000,000	FNMA DN	1,987,916.51	3.36
	0.000% Due 05/26/09
	313589GB3
800,000	FNMA Step Cpn	805,168.36	1.36
	4.500% Due 03/23/09
	3136F5JM4
2,000,000	FNMA Variable	1,994,263.00	3.37
	Var Due 02/12/10
	31398ATK8
6,535,000	Total FNMA	6,538,468.81	11.06

38,336,000	Total Govt & Agency Sec	38,440,758.16	65.02

Repurchase Agreement
9,000,000	Banc America Repo WB	9,000,000.00	15.22
	0.08% due 1/ 2/09
5,751,231	Morgan Repo WB Cap	5,751,231.00	9.73
	0.03% due 1/ 2/09
14,751,231	Total Repurchase Agreement	14,751,231.00	24.95

Short-Term Invest
	Money Market Fund
2,825,000	Federated Govt I #5	2,825,000.00	4.78
	60934N104
2,825,000	Goldman Sachs Gov465	2,825,000.00	4.78
	38141W273
5,650,000	Total Short-Term Invest	5,650,000.00	9.56

58,737,231	TOTAL PORTFOLIO	58,841,989.16	99.52

LAF - Liquid Assets Fund
12/31/2008

			% of
Principal	Description	Amortized Cost	Net Assets

Corporate Bonds
	Banking & Financial
1,000,000	Bank of America Corp	1,003,327.73	0.94
	5.875% Due 02/15/09
	066050CV5
500,000	Bank of NY Mellon	500,211.72	0.47
	3.250% Due 04/01/09
	585515AF6
500,000	Royal Bank of Canada	501,457.56	0.47
	3.875% Due 05/04/09
	7800876N7
500,000	Wells Fargo Company	500,251.28	0.47
	3.125% Due 04/01/09
	949746FQ9
2,500,000	Total Banking & Financial	2,505,248.29	2.34

	Drugs
500,000	Abbott Laboratories	500,530.25	0.47
	3.500% Due 02/17/09
	002824AN0
500,000	Total Drugs	500,530.25	0.47

	Electrical
500,000	Emerson Electric Co.	502,761.28	0.47
	5.850% Due 03/15/09
	291011AH7
500,000	Total Electrical	502,761.28	0.47

	Financial Services
1,000,000	Bear Stearns Company	1,000,000.00	0.93
	Var Due 04/05/09
	073902EC8
500,000	Caterpillar Fin Serv	503,185.23	0.47
	4.500% Due 06/15/09
	14911RAG4
1,000,000	Citigroup, Inc.	1,000,224.96	0.93
	3.625% Due 02/09/09
	172967CH2
250,000	Credit Suisse FB USA	250,927.74	0.23
	4.700% Due 06/01/09
	22541LAN3
500,000	HSBC Finance Corp	501,075.86	0.47
	5.875% Due 02/01/09
	441812GE8

1,000,000	Morgan Stanley	1,000,182.12	0.93
	3.875% Due 01/15/09
	61746BAL0
4,250,000	Total Financial Services	4,255,595.91	3.97

	Oil & Gas
500,000	BP Amoco	504,147.06	0.47
	5.900% Due 04/15/09
	048825BJ1
500,000	Conoco-Phillips Petr	504,182.90	0.47
	6.375% Due 03/30/09
	718507BJ4
1,000,000	Total Oil & Gas	1,008,329.96	0.94

	Telecommunications
500,000	AT&T Inc (SBC Comm)	502,543.31	0.47
	4.125% Due 09/15/09
	78387GAN3
500,000	Total Telecommunications	502,543.31	0.47

9,250,000	TOTAL Corporate Bonds	9,275,009.00	8.66

Govt & Agency Sec
	FFCB
2,000,000	FFCB Variable	2,000,000.00	1.87
	Var Due 11/04/10
	31331GDY2
1,000,000	FFCB Variable	1,001,329.31	0.94
	Var Due 02/11/10
	31331SPG2
3,000,000	Total FFCB	3,001,329.31	2.8

	FHLB
2,000,000	FHLB	2,058,131.14	1.92
	5.000% Due 09/18/09
	3133XGNJ9
1,000,000	FHLB	999,683.60	0.93
	2.560% Due 02/13/09
	3133XPMB7
995,000	FHLB	992,957.25	0.93
	2.200% Due 04/01/09
	3133XQGJ5
3,000,000	FHLB	3,000,070.00	2.8
	2.220% Due 01/02/09
	3133XQLH3
1,000,000	FHLB	1,000,298.00	0.93
	2.550% Due 05/05/09 3133XQWM0

1,000,000	FHLB	999,379.25	0.93
	2.375% Due 05/12/09
	3133XR7A2
2,000,000	FHLB	2,010,747.96	1.88
	3.000% Due 06/24/09
	3133XRQ94
1,000,000	FHLB DN	998,333.56	0.93
	0.000% Due 01/26/09
	313385BB1
2,000,000	FHLB DN	1,999,466.66	1.87
	0.000% Due 02/18/09
	313385CA2
2,000,000	FHLB DN	1,990,905.99	1.86
	0.000% Due 09/22/09
	313385MA1
1,000,000	FHLB Variable	999,379.20	0.93
	Var Due 01/15/10
	3133XP2D5
1,335,000	FHLB Variable	1,330,539.12	1.24
	Var Due 03/26/10
	3133XQGM8
2,000,000	FHLB Variable	1,998,028.10	1.87
	Var Due 01/08/10
	3133XRSX9
1,000,000	FHLB Variable	996,979.04	0.93
	Var Due 02/10/10
	3133XRZ52
3,000,000	FHLB Variable	2,992,322.10	2.79
	Var Due 03/02/10
	3133XS5S3
24,330,000	Total FHLB	24,367,220.97	22.76

	FHLMC
1,000,000	FHLMC	999,323.52	0.93
	2.265% Due 04/14/09
	3128X7JW5
2,000,000	FHLMC	1,996,764.42	1.86
	2.500% Due 04/21/09
	3128X7LH5
1,345,000	FHLMC	1,345,141.57	1.26
	3.200% Due 07/03/09
	3128X7M84
2,860,000	FHLMC	2,917,298.28	2.72
	4.250% Due 07/15/09
	3134A4US1

2,000,000	FHLMC Variable	1,998,808.02	1.87
	Var Due 10/08/09
	3128X7JB1
9,205,000	Total FHLMC	9,257,335.81	8.65

	FNMA
3,000,000	FNMA Variable	2,991,394.20	2.79
	Var Due 02/12/10
	31398ATK8
3,000,000	Total FNMA	2,991,394.20	2.79

	Temporary Liquidity
	Guarantee Program
500,000	Amer Express Ba-TLGP	500,586.72	0.47
	Var Due 12/10/10
	02580HAA4
500,000	General Elec-TLGP	500,903.24	0.47
	Var Due 12/09/10
	36967HAB3
500,000	KeyCorp-TLGP	500,000.00	0.47
	Var Due 12/15/10
	49327GAA
500,000	Suntrust Bank-TLGP	500,000.00	0.47
	Var Due 12/16/10
	86801BAA3
2,000,000	Total Temporary Liquidity	2,001,489.96	1.87
	Guarantee Program

41,535,000	Total Govt & Agency Sec	41,618,770.25	38.87

Repurchase Agreement
18,000,000	Banc America Repo WB	18,000,000.00	16.81
	0.08% due 1/ 2/09
11,384,981	Morgan Repo WB Cap	11,384,981.00	10.63
	0.03% due 1/ 2/09
29,384,981	Total Repurchase Agreement	29,384,981.00	27.44

Short-Term Invest
	Cert of Deposit
5,000,000	CDARS West Bank	5,000,000.00	4.67
	1.050% Due 01/08/09
	9292429D9
3,000,000	CDARS West Bank	3,000,000.00	2.8
	1.250% Due 02/19/09
	9292429A5
3,000,000	CDARS West Bank	3,000,000.00	2.8
	1.900% Due 05/21/09
	9292429B3

5,000,000	CDARS West Bank	5,000,000.00	4.67
	3.000% Due 12/03/09
	9292429C1
16,000,000	Total Cert of Deposit	16,000,000.00	14.94

	Money Market Fund
5,250,000	Fidelity Prime MM II	5,250,000.00	4.9

5,250,000	Goldman Sachs Gov465	5,250,000.00	4.9
	38141W273
10,500,000	Total Money Market Fund	10,500,000.00	9.81

26,500,000	Total Short-Term Invest	26,500,000.00	24.75

106,669,981	TOTAL PORTFOLIO	106,778,760.25	99.72

12/31/2008
WBBOND - WB Capital Bond Fund

Principal	Description	Market Value	% of Net Assets

Corporate Bonds
Aerospace - Defense
445,000	Lockheed Martin Corp	482,481.46	0.87
	6.150% Due 09/01/36
	539830AR0
Total	Aerospace - Defense	482,481.46	0.87

Banking & Financial
500,000	Bank of America Corp	511,931.50	0.92
	7.400% Due 01/15/11
	060505AG9
50,000	Bank of America Corp	47,155.55	0.08
	4.750% Due 08/01/15
	060505BS2
420,000	Key Bank NA	436,364.88	0.79
	3.200% Due 06/15/12
	49328CAA3
420,000	Regions Bank	436,951.62	0.79
	3.250% Due 12/09/11
	7591EAAB9
420,000	Suntrust Bank	434,323.68	0.78
	3.000% Due 11/16/11
	86801BAB1
435,000	Wachovia Corp	397,371.20	0.72
	5.625% Due 10/15/16
	929903CH3
435,000	Wells Fargo Company	431,537.40	0.78
	5.375% Due 02/07/35
	949746JM4
Total	Banking & Financial	2,695,635.83	4.86

Beverages
535,000	Anheuser-Busch Co	444,300.91	0.80
	5.950% Due 01/15/33
	035229CQ4
Total	Beverages	444,300.91	0.80

Building Products
425,000	Lafarge SA	286,757.27	0.52
	6.500% Due 07/15/16
	505861AB0
Total	Building Products	286,757.27	0.52

Electric Utility
290,000	Appalachian Power Co	253,601.52	0.46
	5.000% Due 06/01/17
	037735CD7
435,000	Pacific Gas & Elec	461,995.67	0.83
	6.050% Due 03/01/34
	694308GE1
235,000	Virginia Electric	230,296.71	0.41
	5.400% Due 01/15/16
	927804EZ3
Total	Electric Utility	945,893.90	1.70

Financial Services
650,000	Citigroup, Inc.	610,791.35	1.10
	5.125% Due 05/05/14
	172967CK5
275,000	GE Capital Corp MTN	284,624.45	0.51
	6.125% Due 02/22/11
	36962GWB6
350,000	GE Capital Corp MTN	372,129.10	0.67
	6.750% Due 03/15/32
	36962GXZ2
670,000	Goldman Sachs Group	635,275.24	1.14
	5.950% Due 01/18/18
	38141GFG4
400,000	HSBC Finance Corp	364,910.40	0.66
	4.750% Due 07/15/13
	441812KD5
670,000	JP Morgan Chase & Co	707,201.08	1.27
	6.000% Due 01/15/18
	46625HGY0
245,000	Morgan Stanley	210,897.96	0.38
	5.375% Due 10/15/15
	61746SBR9
Total	Financial Services	3,185,829.58	5.73

Indust Goods & Equip
420,000	Praxair, Inc.	428,908.62	0.77
	5.250% Due 11/15/14
	74005PAQ7
Total	Indust Goods & Equip	428,908.62	0.77

Insurance
670,000	American Intl Group	449,090.95	0.81
	5.850% Due 01/16/18
	02687QDG0
440,000	Genworth Financial	168,996.08	0.30
	5.750% Due 06/15/14
	37247DAE6
630,000	St. Paul Travelers	630,158.13	1.14
	6.250% Due 06/20/16
	792860AJ7
Total	Insurance	1,248,245.16	2.25

Machinery & Equip
250,000	Caterpillar, Inc.	243,443.00	0.44
	6.050% Due 08/15/36
	149123BN0
300,000	Johnson Controls Inc	236,316.30	0.43
	4.875% Due 09/15/13
	478366AM9
Total	Machinery & Equip	479,759.30	0.87

Medical Hosp Mgmt
290,000	Wellpoint, Inc.	256,724.53	0.46
	5.250% Due 01/15/16
	94973VAK3
Total	Medical Hosp Mgmt	256,724.53	0.46

Media
120,000	AOL Time Warner	117,937.20	0.21
	7.625% Due 04/15/31
	00184AAC9
255,000	AOL Time Warner	244,977.48	0.44
	6.875% Due 05/01/12
	00184AAF2
500,000	Cox Comm Inc.	443,796.00	0.80
	6.250% Due 06/01/18
	224044BS5
335,000	Time Warner Cable	322,539.67	0.58
	6.750% Due 07/01/18
	88732JAL2
Total	Media	1,129,250.36	2.03

Oil & Gas
425,000	Encana Corporation	354,579.63	0.64
	5.900% Due 12/01/17
	292505AF1
600,000	Enterprise Prod Oper	488,955.60	0.88
	5.000% Due 03/01/15
	293791AR0
440,000	Tesoro Corporation	303,600.00	0.55
	6.250% Due 11/01/12
	881609AQ4
630,000	Transocean, Inc.	573,804.63	1.03
	6.000% Due 03/15/18
	893830AS8
Total	Oil & Gas	1,720,939.86	3.10

Paper Products
695,000	Intl. Paper Company	694,760.23	1.25
	4.250% Due 01/15/09
	460146BV4
Total	Paper Products	694,760.23	1.25

Pipelines
280,000	Kinder Morgan Energy	272,339.48	0.49
	6.750% Due 03/15/11
	494550AH9
Total	Pipelines	272,339.48	0.49

Railroads
280,000	Union Pacific Corp	265,084.68	0.48
	6.625% Due 02/01/29
	907818CF3
Total	Railroads	265,084.68	0.48

REIT
450,000	Avalon Bay Apts	359,726.40	0.65
	5.500% Due 01/15/12
	05348EAK5
575,000	Realty Income Corp	449,121.00	0.81
	5.500% Due 11/15/15
	756109AF1
630,000	Simon Property Group	572,172.93	1.03
	7.750% Due 01/20/11
	828807AH0
Total	REIT	1,381,020.33	2.49

Retail Gen Mdse
425,000	May Dept. Store	269,646.35	0.49
	5.750% Due 07/15/14
	577778BS1
Total	Retail Gen Mdse	269,646.35	0.49

Telecommunications
605,000	America Movil SA	557,749.50	1.00
	5.500% Due 03/01/14
	02364WAF2
425,000	AT&T Wireless	455,251.92	0.82
	6.400% Due 05/15/38
	00206RAN2
420,000	Verizon Comm Inc.	403,975.32	0.73
	5.500% Due 02/15/18
	92343VAL8
Total	Telecommunications	1,416,976.75	2.55

Utilities
425,000	Cincinnati Gas&Elec	418,080.58	0.75
	5.700% Due 09/15/12
	172070CN2
Total	Utilities	418,080.58	0.75

Waste Disposal
435,000	Waste Management Inc	373,243.92	0.67
	5.000% Due 03/15/14
	94106LAR0
Total	Waste Disposal	373,243.92	0.67

TOTAL CORPORATE BONDS		18,395,879.12	33.14

Govt & Agency Sec
FHLB
1,430,000	FHLB	1,466,838.23	2.64
	4.250% Due 05/20/15
	3133XR7J3
Total	FHLB	1,466,838.23	2.64

FHLMC
350,000	FHLMC	503,613.60	0.91
	6.750% Due 09/15/29
	3134A3U46

160,000	FHLMC	177,326.40	0.32
	6.000% Due 06/15/11
	3134A4FM1
Total	FHLMC	680,940.00	1.23

FNMA
1,060,000	FNMA	1,110,290.64	2.00
	4.500% Due 06/01/10
	31359MC76
60,000	FNMA	69,801.60	0.13
	5.375% Due 07/15/16
	31359MS61
Total	FNMA	1,180,092.24	2.13

US Treas Securities
1,075,000	U.S Treasury Strip	744,132.20	1.34
	0.000% Due 05/15/20
	912803AT0
1,720,000	U.S Treasury Strip	1,063,200.80	1.92
	0.000% Due 08/15/25
	912803BF9
245,000	U.S. Treasury Note	282,917.67	0.51
	4.000% Due 08/15/18
	912828JH4
Total	US Treas Securities	2,090,250.67	3.77

TOTAL GOVT & AGENCY SEC.		5,418,121.14	9.76

Municipal Bonds
Rev Bond - Education
10,000	PA Higher Ed Hsg	9,920.20	0.02
	4.700% Due 07/01/09
	709181AY7
Total	Rev Bond - Education	9,920.20	0.02

TOTAL MUNICIPAL BONDS		9,920.20	0.02

Mortgage-Related
Asset-Backed Sec
158,944.24	Amresco 1997-2 M1F	150,197.86	0.27
	7.430% Due 06/25/27
	03215PCG2

1,100,000.00	Chase Mtg 2003-4 1A5	867,137.70	1.56
	5.416% Due 05/25/33
	161546FV3
461,711.55	CIT Group 2002-1 AF5	349,076.09	0.63
	6.710% Due 02/25/33
	12558MAF9
82.42	ContiMtg 1999-1 A7	81.77	0
	6.470% Due 12/25/13
	21075WJZ9
100,456.50	Countrywide ABS	97,180.61	0.18
	4.575% Due 07/25/35
	126673WA6
156,619.18	Equity One	101,548.90	0.18
	6.039% Due 11/25/32
	294751AV4
10,932.78	FHLMC Ps Thru T-5 A6	10,908.77	0.02
	7.120% Due 06/25/28
	3133TA5D0
405,530.32	Green Tree 1996-3 A6	370,205.79	0.67
	7.850% Due 05/15/27
	393505MF6
216,006.22	Indymac 1998-2 A2	175,697.73	0.32
	6.170% Due 12/25/11
	045413AX9
97,452.26	S Pacific 1998-1 A6	66,490.70	0.12
	7.080% Due 03/25/28
	843590CQ1
Total	Asset-Backed Sec.	2,188,525.92	3.94

Commercial Mortgage Back Sec
400,000	Greenwich Capital	298,634.40	0.54
	5.736% Due 12/10/49
	20173VAE0
Total	Commercial Mortgage	298,634.40	0.54
	Backed Security

Collater Mortg Oblig
11,151.44	FHLMC 2123 Class PE	11,151.25	0.02
	6.000% Due 12/15/27
	3133THWC7
1,233,549.03	FHLMC 3034 Class EH	1,282,181.70	2.31
	5.500% Due 12/15/34
	31396AJ62
1,925,000.00	FHLMC 3076 Class PC	1,958,548.90	3.53
	5.500% Due 11/15/25
	31396EMZ6

367,781.52	FHLMC 3211 Class PA	378,086.39	0.68
	5.500% Due 11/15/29
	31397B6W6
1,530,000.00	FNMA 2005-69 ClassKE	1,580,737.86	2.85
	5.500% Due 06/25/34
	31394EK56
411,982.85	FNMA 2007-77 Class M	421,461.34	0.76
	5.500% Due 11/25/29
	31396XGE8
564,989.19	Str Asset 2001-1 B2	620,776.22	1.12
	7.121% Due 02/25/31
	8635723J0
Total	Collater Mortg Oblig	6,252,943.66	11.27

FHLMC Pool
591,002.69	FHLMC Gold #E01419	611,282.95	1.10
	5.500% Due 05/01/18
	31294KSG1
288,622.94	FHLMC Gold #A19963	295,986.00	0.53
	5.500% Due 03/01/34
	31296VB81
43,547.75	FHLMC Gold #C00592	45,833.88	0.08
	7.000% Due 03/01/28
	31292GUR5
42,219.19	FHLMC Gold #C00896	44,523.13	0.08
	7.500% Due 12/01/29
	31292G7H3
617,836.58	FHLMC Gold #C01491	638,811.51	1.15
	6.000% Due 02/01/33
	31292HUQ5
80,080.98	FHLMC Gold #C19588	83,859.84	0.15
	6.500% Due 12/01/28
	31293FUM7
71,635.04	FHLMC Gold #C72044	74,746.73	0.13
	6.500% Due 10/01/32
	31288AHV0
94,740.33	FHLMC Gold #C76748	97,912.23	0.18
	6.000% Due 02/01/33
	31288FP99
654,723.58	FHLMC Gold #C78237	671,835.43	1.21
	5.500% Due 04/01/33
	31288HEJ5
581,744.80	FHLMC Gold #E01488	601,040.11	1.08
	5.000% Due 10/01/18
	31294KUM5

747,333.57	FHLMC Gold #E01545	771,524.75	1.39
	5.000% Due 01/01/19
	31294KWE1
57,454.40	FHLMC Gold #E99510	59,428.87	0.11
	5.500% Due 09/01/18
	3128H7R79
538,262.76	FHLMC Gold #G01444	562,316.64	1.01
	6.500% Due 08/01/32
	31283HS97
1,140,884.34	FHLMC Gold #G01563	1,170,702.50	2.11
	5.500% Due 06/01/33
	31283HWY7
690,837.42	FHLMC Gold #G01772	707,166.05	1.27
	5.000% Due 02/01/35
	31283H6H3
746,081.20	FHLMC Gold #G01896	763,482.80	1.38
	5.000% Due 09/01/35
	3128LXC99
1,357,626.02	FHLMC Gold #G03388	1,400,032.83	2.52
	6.000% Due 10/01/37
	3128M5CZ1
478,740.96	FHLMC Gold #G08227	493,694.91	0.89
	6.000% Due 10/01/37
	3128MJHD5
24,899.89	FHLMC Pool #C53696	26,167.41	0.05
	7.000% Due 06/01/31
	31298QC97
29,857.92	FHLMC Pool #E00436	30,858.28	0.06
	7.000% Due 06/01/11
	31294JPV4
60,815.68	FHLMC Pool #G80135	64,075.95	0.12
	7.000% Due 10/25/24
	31335PEG6
Total	FHLMC Pool	9,215,282.80	16.60

FNMA Pool
76,753.86	FNMA ARM #686168	76,661.45	0.14
	6.560% Due 05/01/32
	31400FJM0
135,400.15	FNMA Pool #240650	143,604.45	0.26
	7.500% Due 07/01/21
	31370TH30
37,064.96	FNMA Pool #250990	39,315.91	0.07
	7.500% Due 07/01/27
	31371FXT4
54,765.75	FNMA Pool #251614	57,937.67	0.10
	7.000% Due 04/01/28
	31371GN71

70,319.00	FNMA Pool #251697	73,593.26	0.13
	6.500% Due 05/01/28
	31371GRS1
113,818.80	FNMA Pool #252334	119,985.16	0.22
	6.500% Due 02/01/29
	31371HHK7
52,797.46	FNMA Pool #252518	55,945.24	0.10
	7.000% Due 05/01/29
	31371HPB8
353,649.64	FNMA Pool #254905	365,213.63	0.66
	6.000% Due 10/01/33
	31371LDJ5
140,652.76	FNMA Pool #254982	143,977.23	0.26
	5.000% Due 12/01/33
	31371LFX2
727,590.51	FNMA Pool #255075	748,532.02	1.35
	5.500% Due 02/01/24
	31371LJU4
159,468.72	FNMA Pool #255079	164,622.91	0.30
	5.000% Due 02/01/19
	31371LJY6
127,295.21	FNMA Pool #323282	135,025.85	0.24
	7.500% Due 07/01/28
	31374TCT4
51,419.62	FNMA Pool #323640	54,571.18	0.10
	7.500% Due 04/01/29
	31374TPZ6
56,601.15	FNMA Pool #346287	59,948.99	0.11
	7.000% Due 05/01/26
	31375VUL5
1,217,967.47	FNMA Pool #357467	1,251,513.94	2.25
	5.500% Due 12/01/33
	31376KCC8
43,431.63	FNMA Pool #535817	45,954.35	0.08
	7.000% Due 04/01/31
	31384WG20
289,245.70	FNMA Pool #545759	301,809.96	0.54
	6.500% Due 07/01/32
	31385JJC3
766,219.05	FNMA Pool #545993	791,752.53	1.43
	6.000% Due 11/01/32
	31385JRN0
726,117.10	FNMA Pool #555272	750,314.22	1.35
	6.000% Due 03/01/33
	31385W2D0
40,488.07	FNMA Pool #581592	42,842.08	0.08
	7.000% Due 06/01/31
	31387EC54
1,468,788.19	FNMA Pool #683387	1,509,243.02	2.72
	5.500% Due 02/01/33
	31400CF41

186,822.98	FNMA Pool #713974	191,968.64	0.35
	5.500% Due 07/01/33
	31401PFP4
794,034.19	FNMA Pool #721502	812,801.99	1.46
	5.000% Due 07/01/33
	31401XRX7
601,437.36	FNMA Pool #735415	629,442.09	1.13
	6.500% Due 12/01/32
	31402RAQ2
999,034.07	FNMA Pool #737730	1,026,550.47	1.85
	5.500% Due 09/01/33
	31402TST3
712,791.30	FNMA Pool #742088	731,374.48	1.32
	4.500% Due 04/01/19
	31402YND2
977,948.55	FNMA Pool #888890	1,016,913.93	1.83
	6.500% Due 10/01/37
	31410GRK1
Total	FNMA Pool	11,341,416.65	20.43

GNMA Pool
88,551.88	GNMA II Pool #2536	93,482.62	0.17
	7.500% Due 01/20/28
	36202CY98
913,290.26	GNMA II Pool #3584	942,312.80	1.70
	6.000% Due 07/20/34
	36202D6V8
28,341.98	GNMA Pool #451522	30,034.09	0.05
	7.500% Due 10/15/27
	36208HSK3
68,038.64	GNMA Pool #462556	71,514.40	0.13
	6.500% Due 02/15/28
	36208VZV0
684.01	GNMA Pool #466138	724.83	0.00
	7.500% Due 12/15/28
	36209AZB9
44,210.40	GNMA Pool #469699	46,808.95	0.08
	7.000% Due 11/15/28
	36209EX49
59,232.88	GNMA Pool #486760	62,258.79	0.11
	6.500% Due 12/15/28
	36210AWV5
44,062.51	GNMA Pool #780453	46,721.77	0.08
	7.500% Due 12/15/25
	36225AQE3
67,349.82	GNMA Pool #780584	71,359.69	0.13
	7.000% Due 06/15/27
	36225AUH1

77,826.79	GNMA Pool #780717	82,453.82	0.15
	7.000% Due 02/15/28
	36225AYN4
46,405.69	GNMA Pool #780936	49,197.03	0.09
	7.500% Due 12/15/28
	36225BBD9
96,488.70	GNMA Pool #780990	102,248.88	0.18
	7.500% Due 12/15/28
	36225BC30
Total	GNMA Pool	1,599,117.67	2.88

TOTAL MORTGAGE RELATED		30,895,921.10	55.66

Short-Term Invest
Money Market Fund
553,711.55	Liquid Assets Fd I *	553,711.55	1.00
	S86277650
Total	Money Market Fund	553,711.55	1.00

TOTAL SHORT TERM INVESTED		553,711.55	1.00

57,526,255.84	TOTAL PORTFOLIO	55,273,553.11	99.58

* The Liquid Assets Fund is an affiliated investment. This is the total for affiliated investments.

12/31/2008
WBLTD - WB Capital Limited Term Bond Fund

Principal	Description	Market Value	% of Net Assets

Corporate Bonds
Banking & Financial
250,000	Bank of America Corp	254,562.75	1.03
	5.375% Due 08/15/11
	060505CK8
200,000	Key Bank NA	207,792.80	0.84
	3.200% Due 06/15/12
	49328CAA3
200,000	Regions Bank	208,072.20	0.84
	3.250% Due 12/09/11
	7591EAAB9
200,000	Suntrust Bank	206,820.80	0.84
	3.000% Due 11/16/11
	86801BAB1
150,000	US Bancorporation	149,498.40	0.60
	4.500% Due 07/29/10
	91159HGJ3
250,000	Wells Fargo Company	253,523.00	1.03
	5.300% Due 08/26/11
	949746NJ6
Total	Banking & Financial	1,280,269.95	5.18

Computer Software
200,000	Oracle Corporation	205,395.40	0.83
	5.000% Due 01/15/11
	68402LAE4
Total	Computer Software	205,395.40	0.83

Financial Services
250,000	Bear Stearns Company	249,628.75	1.01
	4.550% Due 06/23/10
	073902KD9
250,000	Caterpillar Fin Serv	242,856.50	0.98
	5.125% Due 10/12/11
	14912L3G4
250,000	Citigroup, Inc.	243,998.00	0.99
	5.125% Due 02/14/11
	172967DH1
400,000	General Elec Cap Crp	404,514.40	1.64
	4.625% Due 09/15/09
	36962GZH0

300,000	Goldman Sachs Group	295,616.70	1.20
	4.500% Due 06/15/10
	38143UBE0
300,000	HSBC Finance Corp	297,365.10	1.20
	4.750% Due 04/15/10
	40429CCQ3
250,000	John Deere Corp	250,206.00	1.01
	4.400% Due 07/15/09
	24422EPT0
250,000	JP Morgan Chase & Co	253,298.25	1.02
	4.500% Due 11/15/10
	46625HBA7
150,000	Morgan Stanley	145,643.40	0.59
	4.000% Due 01/15/10
	61746SBC2
Total	Financial Services	2,383,127.10	9.64

Media
300,000	AOL Time Warner	292,912.20	1.19
	6.750% Due 04/15/11
	00184AAB1
300,000	Comcast Cble Comm	301,140.60	1.22
	6.750% Due 01/30/11
	20029PAL3
250,000	Disney (Walt) Co	265,244.75	1.07
	5.700% Due 07/15/11
	254687CC8
Total	Media	859,297.55	3.48

Networking Products
250,000	Cisco Systems, Inc.	259,533.00	1.05
	5.250% Due 02/22/11
	17275RAB8
Total	Networking Products	259,533.00	1.05

Oil & Gas
150,000	Conoco Funding Co	157,805.10	0.64
	6.350% Due 10/15/11
	20825UAB0
Total	Oil & Gas	157,805.10	0.64

Paper Products
250,000	Intl. Paper Company	249,913.75	1.01
	4.250% Due 01/15/09
	460146BV4
Total	Paper Products	249,913.75	1.01

Pipelines
250,000	Kinder Morgan Energy	243,160.25	0.98
	6.750% Due 03/15/11
	494550AH9
Total	Pipelines	243,160.25	0.98

REIT
250,000	Simon Property Group	208,963.50	0.85
	5.600% Due 09/01/11
	828807BU0
Total	REIT	208,963.50	0.85

Retail Gen Mdse
250,000	Target Corporation	259,319.25	1.05
	7.500% Due 08/15/10
	87612EAB2
150,000	Wal-Mart Stores	153,472.80	0.62
	4.125% Due 02/15/11
	931142BV4
Total	Retail Gen Mdse	412,792.05	1.67

Telecommunications
300,000	America Movil SA	301,305.30	1.22
	4.125% Due 03/01/09
	02364WAE5
300,000	AT&T Inc (SBC Comm)	301,229.10	1.22
	4.125% Due 09/15/09
	78387GAN3
150,000	Verizon GLB FNDG	157,254.15	0.64
	7.250% Due 12/01/10
	92344GAL0
Total	Telecommunications	759,788.55	3.07

TOTAL CORPORATE BONDS		7,020,046.20	28.41

Govt & Agency Sec
FHLB
500,000	FHLB	505,498.00	2.05
	3.500% Due 05/27/11
	3133XR6T2
Total	FHLB	505,498.00	2.05

FHLMC
800,000	FHLMC	864,060.00	3.50
	5.125% Due 04/18/11
	3137EAAB5

Total	FHLMC	864,060.00	3.50

FNMA
600,000	FNMA	621,461.40	2.51
	4.625% Due 12/15/09
	31359M2S1
1,200,000	FNMA	1,249,060.80	5.05
	6.625% Due 09/15/09
	31359MEY5
2,500,000	FNMA	2,711,400.00	10.97
	7.125% Due 06/15/10
	31359MFS7
2,500,000	FNMA	2,639,082.50	10.68
	4.375% Due 09/13/10
	31398AGU0
500,000	FNMA	512,862.50	2.08
	3.250% Due 02/10/10
	31398AKX9
Total	FNMA	7,733,867.20	31.30

TOTAL GOVT & AGENCY SEC.		9,103,425.20	36.84

Municipal Bonds
Rev Bond - Education		20,060.40	0.08
20,000	Azusa Pac Univ, CA
	7.250% Due 04/01/09
	055053AA0
Total	Rev Bond - Education	20,060.40	0.08

TOTAL MUNICIPAL BONDS		20,060.40	0.08

Mortgage-Related
Asset-Backed Sec
158,944.21	Amresco 1997-2 M1F	150,197.83	0.61
	7.430% Due 06/25/27
	03215PCG2
1,110,000.00	Chase Mtg 2003-4 1A5	875,020.77	3.54
	5.416% Due 05/25/33
	161546FV3
893,000.00	Countrywide ABS	797,200.75	3.23
	5.971% Due 09/25/46
	12666PAC8
77,994.16	Countrywide ABS	75,450.77	0.31
	4.575% Due 07/25/35
	126673WA6

64,674.68	First Alliance Step	63,870.06	0.26
	6.520% Due 09/20/29
	31846LBW5
177,189.49	Green Tree 1996-3 A5	160,282.42	0.65
	7.350% Due 05/15/27
	393505ME9
137,072.71	Green Tree 1996-8 A6	119,917.38	0.49
	7.600% Due 10/15/27
	393505QN5
17,106.65	IMC Home Equity	16,427.82	0.07
	7.080% Due 08/20/28
	449670CQ9
108,003.10	Indymac 1998-2 A2	87,848.86	0.36
	6.170% Due 12/25/11
	045413AX9
-	RAMP 2005-RS1	-	0.00
	4.109% Due 01/25/35
	76112BHV5
Total	Asset-Backed Sec	2,346,216.66	9.49

Collater Mortg Oblig
500,000.00	FHLMC 2921 Class NV	503,901.50	2.04
	4.500% Due 01/15/29
	31395LRC7
456,454.68	FHLMC 2971 Class PE	461,596.64	1.87
	4.500% Due 03/15/26
	31395UJF9
637,820.24	FHLMC 3089 Class LP	656,424.82	2.66
	5.500% Due 12/15/29
	31396FQX4
367,781.52	FHLMC 3211 Class PA	378,086.39	1.53
	5.500% Due 11/15/29
	31397B6W6
400,000.00	FNMA 2005-29 ClassQB	407,700.40	1.65
	5.000% Due 05/25/28
	31394DGY0
500,000.00	FNMA 2006-53 ClassCK	512,376.50	2.07
	5.000% Due 09/25/29
	31395NJQ1
411,982.85	FNMA 2007-77 Class M	421,461.34	1.71
	5.500% Due 11/25/29
	31396XGE8
500,000.00	FNR 2005-101 ClassNB	510,808.50	2.07
	5.000% Due 04/25/29
	31394UTB8
110,532.43	Str Asset 2001-1 B2	121,446.40	0.49
	7.121% Due 02/25/31
	8635723J0

20,265.41	Structured Asset Sec	12,169.03	0.05
	6.838% Due 04/25/32
	86358RYR2
Total	Collater Mortg Oblig	3,985,971.52	16.13

FHLMC Pool
468,619.83	FHLMC #M90980	478,745.77	1.94
	5.000% Due 05/01/10
	31282VCR4
563,168.91	FHLMC #M90988	575,337.86	2.33
	5.000% Due 07/01/10
	31282VCZ6
Total	FHLMC Pool	1,054,083.63	4.27

FNMA Pool
586,996.26	FNMA Pool #254711	586,347.04	2.37
	4.000% Due 03/01/10
	31371K3U3
Total	FNMA Pool	586,347.04	2.37

TOTAL MORTGAGE RELATED		7,972,618.85	32.26

Short-Term Invest
Money Market Fund
487,423.30	Liquid Assets Fd I *	487,423.30	1.97
	S86277650
Total	Money Market Fund	487,423.30	1.97

TOTAL SHORT TERM INVESTED		487,423.30	1.97

24,375,030.43	TOTAL PORTFOLIO	24,603,573.95	99.56

* The Liquid Assets Fund is an affiliated investment. This is the total for affiliated investments.

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF FEBRUARY 17, 2009, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WB CAPITAL MUTUAL FUNDS, INC.

By

Douglas R. Gulling, Principal Executive and Acting President
Date: February 17, 2009

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Douglas R. Gulling, Acting President, Principal Executive Officer

February 17, 2009

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

February 17, 2009